Note 43 - Condensed Statement of Cash Flows (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Statement of Cash Flows (Deutsche Bank Parent) [Line Items]
Net cash provided by (used in) operating activities	€ (41,369)	€ (47,850)	€ 40,931
Cash flows from investing activities, Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income	14,075	11,592
Maturities of financial assets at fair value through other comprehensive income	36,236	23,572
Sale of debt securities held to collect at amortized cost	350	93
Maturities of debt securities held to collect at amortized cost	195	58
Sale of financial assets available for sale			7,627
Maturities of financial assets available for sale			3,433
Maturities of securities held to maturity			0
Sale of investments in associates	0	5	65
Sale of property and equipment	12	13	39
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income	(47,705)	(34,586)
Debt Securities held to collect at amortized cost	(19,320)	(129)
Financial assets available for sale			(9,741)
Securities held to maturity			0
Investments in associates	(1)	0	0
Property and equipment	(266)	(212)	(261)
Net change in investments in subsidiaries	1,149	289	(2,222)
Other, net	(861)	(1,024)	(1,129)
Net cash provided by (used in) investing activities	(16,136)	(329)	(2,189)
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt	25	10	865
Repayments and extinguishments of subordinated long-term debt	(11)	(253)	(45)
Issuances of trust preferred securities	0	0	0
Principal portion of lease payments	(362)
Repayments and extinguishments of trust preferred securities	0	0	0
Common shares issued	0	0	8,037
Purchases of treasury shares	(1,359)	(4,119)	(7,912)
Sale of treasury shares	1,181	3,925	7,471
Additional Equity Components (AT1) issued	0	0	0
Purchases of Additional Equity Components (AT1)	(88)	(123)	(149)
Sale of Additional Equity Components (AT1)	77	120	160
Coupon on additional equity components, pre tax	(330)	(315)	(335)
Cash dividends paid	(227)	(227)	(392)
Net cash provided by (used in) financing activities	(1,094)	(982)	7,700
Net effect of exchange rate changes on cash and cash equivalents	1,163	1,243	(3,499)
Net increase (decrease) in cash and cash equivalents	(57,436)	(47,918)	42,943
Cash and cash equivalents at beginning of period	139,841	187,759	144,816
Cash and cash equivalents at end of period	82,405	139,841	187,759
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net	280	(224)	258
Interest paid	10,054	9,793	9,563
Interest received	14,786	19,660	15,308
Dividend received	4,217	2,957	4,098
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)	75,180	127,871	175,463
Interbank balances (w/o central banks) (not included: time deposits with banks)	7,225	11,970	12,296
Total	€ 82,405	€ 139,841	€ 187,759